Borrowings - Summary of Reconciliation of Movement in Net Borrowings Explanatory (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	€ 2,127	€ 2,468	€ 2,468
Proceeds from issuance of Senior Notes		610	1,440
Repayments of Senior Notes		€ (610)	(1,559)
Proceeds / (Repayments) from U.S. Revolving Credit Facilities and other loans	10		29
Arrangement fees payment			(29)
Finance lease repayment and others	(7)		(13)
Movement in interests accrued or capitalized	11		(13)
New finance leases	1		17
Deferred arrangement fees and step-up amortization	2		7
Effects of changes in foreign exchange rates	40		(220)
Ending Balance	€ 2,184		€ 2,127